Income Taxes - Reconciliation Between Income Tax (Benefit) Computed by Russian Statutory Rates to Financial Statements (Parenthetical) (Detail)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory rate	20.00%	20.00%	20.00%